Employee Benefits - Summary of Amount Recognized in the Balance Sheet for Jaguar Land Rover Limited Pension Plan (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of defined benefit plans [line items]
Non-current assets	₨ 15.7		₨ 103.6
Non-current liabilities	(41,007.6)	$ (629.2)	(119,840.3)
Jaguar Land Rover Pension plan [member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligation	767,800.4	11,780.2	806,676.9
Fair value of plan assets	727,378.9	11,160.0	688,454.9
Net liability	(40,421.5)	(620.2)	(118,222.0)
Non-current assets			38.1
Non-current liabilities	(40,421.5)	(620.2)	(118,260.1)
Net liability	₨ (40,421.5)	$ (620.2)	₨ (118,222.0)